Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2018
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Hartford Schroders Global Strategic Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGBVX
Hartford Schroders Global Strategic Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSBLX
Hartford Schroders Global Strategic Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSBCX
Hartford Schroders Global Strategic Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGBNX
Hartford Schroders Global Strategic Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSBRX
Hartford Schroders Global Strategic Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSBSX
Hartford Schroders Global Strategic Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSBTX
Hartford Schroders Global Strategic Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSBYX
Hartford Schroders Global Strategic Bond Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSBFX
Hartford Schroders Global Strategic Bond Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGBJX